Loans Receivable and Allowance for Loan Losses (Delinquency Status of Total Loans Receivable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days Past Due	$ 36,794	$ 29,894
60-90 Days Past Due	9,229	9,993
Greater Than 90 Days	14,783	39,553
Total Past Due	60,806	79,440
Current	875,393	773,025
Total Loans Receivable	936,199	852,465
Loans Receivable >90 Days and Accruing	2,836
Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days Past Due	7,566	6,166
60-90 Days Past Due	1,941	2,495
Greater Than 90 Days	2,348	11,847
Total Past Due	11,855	20,508
Current	191,071	197,577
Total Loans Receivable	202,926	218,085
Loans Receivable >90 Days and Accruing	1,223
Commercial & Multi-family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days Past Due	23,816	16,997
60-90 Days Past Due	5,245	6,340
Greater Than 90 Days	9,275	21,080
Total Past Due	38,336	44,417
Current	549,932	428,007
Total Loans Receivable	588,268	472,424
Loans Receivable >90 Days and Accruing	1,386
Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days Past Due	2,537	3,688
60-90 Days Past Due	1,174	130
Greater Than 90 Days	130	3,660
Total Past Due	3,841	7,478
Current	19,469	9,522
Total Loans Receivable	23,310	17,000
Commercial Business [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days Past Due	1,495	536
60-90 Days Past Due	152
Greater Than 90 Days	1,514	1,785
Total Past Due	3,161	2,321
Current	56,507	72,252
Total Loans Receivable	59,668	74,573
Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days Past Due	1,380	2,474
60-90 Days Past Due	717	1,018
Greater Than 90 Days	1,516	1,181
Total Past Due	3,613	4,673
Current	56,780	64,402
Total Loans Receivable	60,393	69,075
Loans Receivable >90 Days and Accruing	227
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days Past Due		33
60-90 Days Past Due		10
Total Past Due		43
Current	1,634	1,265
Total Loans Receivable	$ 1,634	$ 1,308